                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:   9/30/04

Check here if Amendment: |_|; Amendment Number:
                                                ----------

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: PAR Investment Partners LP

Address: One International Place
         Boston, MA 02110

Form 13F File Number: 28-
                         -------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Suzanne M. Matulis

Title: Secretary

Phone: 617-526-8990


Signature, Place, and Date of Signing:

  Suzanne M. Matulis             Boston, MA                     11-12-04
-----------------------     ----------------------        ---------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-
   --------------------------      --------------------------------------------
[Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers: 0
                                  ----------

Form 13F Information Table Entry Total: 119
                                       ----------

Form 13F Information Table Value Total: $1,130,630
                                        --------------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

------    ---------------------------   ----------------------------------

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

As of September  30, 2004
Name of Reporting manager: PAR CAPITAL MANAGEMENT, INC.

       ITEM 1           ITEM 2     ITEM 3     ITEM 4         ITEM 5              ITEM 6            ITEM 7            ITEM 8
------------------    ---------   --------   --------  -----------------  ----------------------  --------    --------------------
                       TITLE                  FAIR                                       SHARED                 VOTING AUTHORITY
                        OF        CUSIP      MARKET             SHR/PRN/   SOLE SHARED   OTHER                SOLE   SHARED  OTHER
  NAME OF ISSUER       CLASS      NUMBER      VALUE    PRN AMT  PUT/CALL   (A)   (B)      (C)     MANAGERS    (A)     (B)     (C)
------------------    ---------   --------   --------  -------  --------   ----  -----   -----    --------    ----   ------  -----
AmDocs Limited        Common      G02602103     1092      50000    SHR       X                                  50000
Aeropostale Inc.      Common      007865108     6695     255550    SHR       X                                 255550
Airtran
 Holdings Inc.        Common      00949P108      996     100000    SHR       X                                 100000
Alaska Air
 Group Inc.           Common      011659109     8797     355000    SHR       X                                 355000
Alliance Gaming
 Corporation          Common      01859P609     9038     600100    SHR       X                                 600100
AMR Corp              Common      001765106    85755   11699205    SHR       X                               11699205
Amercia West
 Holding              Class B
 Corporation          Common      023657208     2700     500000    SHR       X                                 500000
American Tower        Class A
 System Corp          Common      029912201    22207    1446700    SHR       X                                1446700
Ameritrade
 Holding Corp         Common      03074K100     9052     753700    SHR       X                                 753700
Anadigics Inc.        Common      032515108      356     104006    SHR       X                                 104006
Analog
 Devices Inc.         Common      032654105      582      15000    SHR       X                                  15000
Ansoft Corp           Common      036384105      880      55366    SHR       X                                  55366
Apartment
 Investment
 & Mgt Co             Common      03748R101      466      13400    SHR       X                                  13400
Argosy Gaming
 Corporation          Common      040228108    16021     408710    SHR       X                                 408710
Boyd Gaming
 Corporation          Common      103304101     1174      41700    SHR       X                                  41700
CKE Restaurants       Common      12561E105     8840     800000    SHR       X                                 800000
CNA Financial
 Corp                 Common      126117100      600      25000    SHR       X                                  25000
Carrier Access
 Corp                 Common      144460102      608      87500    SHR       X                                  87500
Casual Male Retail
 Group Inc            Common      148711104      524     100000    SHR       X                                 100000
Catalina Marketing
 Corporation          Common      148867104    10386     450000    SHR       X                                 450000
Charlotte Russe
 Holding Inc.         Common      161048103     5738     499843    SHR       X                                 499843
Chesapeake
 Energy Corp          Common      165167107      913      57700    SHR       X                                  57700
Cintas Corp           Common      172908105     5263     125202    SHR       X                                 125202
COHU Inc.             Common      192576106      853      57700    SHR       X                                  57700
Coast Financial
 Holdings Inc.        Common      212485106      352      22900    SHR       X                                  22900
Conns Inc             Common      208242107     4841     346315    SHR       X                                 346315
Convergys
 Corporation          Common      212485106      389      29000    SHR       X                                  29000
D&K Healthcare
 Resources Inc.       Common      232861104     7977     809895    SHR       X                                 809895
Devon Energy
 Corporation          Common      25179M103      888      12500    SHR       X                                  12500
E-Loan Inc.           Common      26861P107      693     325300    SHR       X                                 325300

       ITEM 1           ITEM 2     ITEM 3     ITEM 4         ITEM 5              ITEM 6            ITEM 7            ITEM 8
------------------    ---------   --------   --------  -----------------  ----------------------  --------    --------------------
                       TITLE                  FAIR                                       SHARED                 VOTING AUTHORITY
                        OF        CUSIP      MARKET             SHR/PRN/   SOLE SHARED   OTHER                SOLE   SHARED  OTHER
  NAME OF ISSUER       CLASS      NUMBER      VALUE    PRN AMT  PUT/CALL   (A)   (B)      (C)     MANAGERS    (A)     (B)     (C)
------------------    ---------   --------   --------  -------  --------   ----  -----   -----    --------    ----   ------  -----
Echostar              Class A
 Communications       Common      278762109    29613     951561    SHR       X                                 951561
Empire Resorts        Common      292052107     5250     700000    SHR       X                                 700000
Employee
 Solutions            Common      292166105               70000    SHR       X                                  70000
EMAK Worldwid
 Inc                  Common      294724109      499      51000    SHR       X                                  51000
Eresearch
 Technology Inc       Common      29481V108     4884     366410    SHR       X                                 366410
Espeed Inc.           Common      296643109      570      58000    SHR       X                                  58000
Fidelity National
 Financial Inc.       Common      3163261107     762      20000    SHR       X                                  20000
Gamestop              Class A
 Corp                 Common      36466R101      381      20600    SHR       X                                  20600
Gaylord
 Entertainment Co     Common      367905106    22860     737424    SHR       X                                 737424
Global
 Technovations Inc.   Common      37939M109              340500    SHR       X                                 340500
Great American
 Finl Res Inc.        Common      389915109     1428      93400    SHR       X                                  93400
Gtech Holdings
 Corp                 Common      400518106    22793     900200    SHR       X                                 900200
Hollywood
 Entertainment
 Corporation          Common      436141105     9870    1000000    SHR       X                                1000000
Imagyn Medical
 Technologies Inc.    Common      45244E100               78333    SHR       X                                  78333
Innovo Group Inc.     Common      457954600     1818     878219    SHR       X                                 878219
Interland Inc.        Common      458727104     7120    2000000    SHR       X                                2000000
Intergrated
 Silicon Solution     Common      45812P107     1357     186600    SHR       X                                 186600
J Jill Group Inc.     Common      466189107     5805     292445    SHR       X                                 292445
JP Morgan
 Chase & Co.          Common      46625H100      397      10000    SHR       X                                  10000
JetBlue Airways
 Corp                 Common      477143101    35564    1700000    SHR       X                                1700000
LTWC Corporation      Common      522002104               15428    SHR       X                                  15428
Liberate
 Technologies         Common      530129105      115      45000    SHR       X                                  45000
Lifetime Fitness Inc. Common      53217R207      490      19100    SHR       X                                  19100
Lodgenet
 Entertainment
 Corporation          Common      540211109    24090    1825000    SHR       X                                1825000
MRV Communications
 Inc.                 Common      553477100      733     293370    SHR       X                                 293370
MTR Gaming
 Group Inc.           Common      553769100     4847     520100    SHR       X                                 520100
Macrovision Corp      Common      555904101      843      35000    SHR       X                                  35000
Marinemax Inc.        Common      567908108     4272     189700    SHR       X                                 189700
MAIR Holdings Inc.    Common      59066B102     9840    1200000    SHR       X                                1200000
Mediacom
 Communications       Class A
 Corp                 Common      58446K105     3127     478900    SHR       X                                 478900
Monolithic System
 Technology Inc.      Common      609842109      781     180000    SHR       X                                 180000

       ITEM 1           ITEM 2     ITEM 3     ITEM 4         ITEM 5              ITEM 6            ITEM 7            ITEM 8
------------------    ---------   --------   --------  -----------------  ----------------------  --------    --------------------
                       TITLE                  FAIR                                       SHARED                 VOTING AUTHORITY
                        OF        CUSIP      MARKET             SHR/PRN/   SOLE SHARED   OTHER                SOLE   SHARED  OTHER
  NAME OF ISSUER       CLASS      NUMBER      VALUE    PRN AMT  PUT/CALL   (A)   (B)      (C)     MANAGERS    (A)     (B)     (C)
------------------    ---------   --------   --------  -------  --------   ----  -----   -----    --------    ----   ------  -----
Monster
 Wolrdwide Inc.       Common      611742107    10272     416900    SHR       X                                 416900
Multimedia
 Games Inc.           Common      749938106    20790    1341296    SHR       X                                1341296
Navigant
 International Inc.   Common      63935R108    13064     800000    SHR       X                                 800000
New Alliance
 Bancshares Inc.      Common      650203102      969      67500    SHR       X                                  67500
Newell Rubbermaid
 Inc.                 Common      651229106      952      47500    SHR       X                                  47500
Nintendo Co. LTD      Common      654445303     2564     175000    SHR       X                                 175000
O Charleys Inc.       Common      670823103     4808     294965    SHR       X                                 294965
Ohio Art Co           Common      677143109      273      40500    SHR       X                                  40500
Omi Corp              Common      Y6476W104      401      25000    SHR       X                                  25000
Open TV Corp          Common      G67543101      206      67500    SHR       X                                  67500
Orbitz Inc.           Common      68556Y100    51680    1900000    SHR       X                                1900000
Pacific Sunwear
 of California        Common      694873100     2105     100000    SHR       X                                 100000
Pacificare Health
 Systems Inc          Common      695112102   146881    4002200    SHR       X                                4002200
Peets Coffee
 & Tea Inc.           Common      705560100     8093     346019    SHR       X                                 346019
Pegasus Solutions
 Inc.                 Common      705906105     7042     590770    SHR       X                                 590770
Penn National
 Gaming Inc.          Common      707569109    29056     719218    SHR       X                                 719218
Pharamacyclics Inc.   Common      716933106      258      25000    SHR       X                                  25000
Phoenix
 Companies Inc        Common      71902E109     1459     140000    SHR       X                                 140000
Phoenix Group
 Corporation          Common      719072100        3       5719    SHR       X                                   5719
Pixar                 Common      725811103     2008      25450    SHR       X                                  25450
Plains Exploration
 ad Production Co.    Common      726505100      632      26475    SHR       X                                  26475
Playboy Enterprises   Class B
 Inc. Holdings        Common      728117300      599      59700    SHR       X                                  59700
Priceline Inc.        Common      741503403    77908    3514138    SHR       X                                3514138
Prudential
 Financial Inc.       Common      744320102     1176      25000    SHR       X                                  25000
Puradyn Filter
 Technologies Inc.    Common      746091107      598     520300    SHR       X                                 520300
Pure Cycle Corp New   Common      746228303     5604     671100    SHR       X                                 671100
QLT Inc.              Common      746927102     6294     378000    SHR       X                                 378000
Qiagen NV             Common      N72482107     2290     200000    SHR       X                                 200000
Remec Inc.            Common      759543101     1228     260799    SHR       X                                 260799
Sabre Holdings        Class A
 Corporation          Common      785905100    33729    1375000    SHR       X                                1375000
Sapient Corp          Common      803062108     3052     400000    SHR       X                                 400000

       ITEM 1           ITEM 2     ITEM 3     ITEM 4         ITEM 5              ITEM 6            ITEM 7            ITEM 8
------------------    ---------   --------   --------  -----------------  ----------------------  --------    --------------------
                       TITLE                  FAIR                                       SHARED                 VOTING AUTHORITY
                        OF        CUSIP      MARKET             SHR/PRN/   SOLE SHARED   OTHER                SOLE   SHARED  OTHER
  NAME OF ISSUER       CLASS      NUMBER      VALUE    PRN AMT  PUT/CALL   (A)   (B)      (C)     MANAGERS    (A)     (B)     (C)
------------------    ---------   --------   --------  -------  --------   ----  -----   -----    --------    ----   ------  -----
Select Comfort
 Corp                 Common      81616X103    12810     703819    SHR       X                                 703819
Sharper Image
 Corp                 Common      820013100     2340     109100    SHR       X                                 109100
Solectron Corp        Common      834182107      160      32400    SHR       X                                  32400
Southwest
 Airlines Co          Common      844741108    20430    1500000    SHR       X                                1500000
Sovereign
 Bancorp Inc.         Common      845905108     1091      50000    SHR       X                                  50000
Station
 Casinos Inc.         Common      857689103    92556    1887350    SHR       X                                1887350
Stats Chippac
 LTD ADR              Common      85771T104    24518    4100000    SHR       X                                4100000
Synplicity Inc.       Common      87160Y108      560     108470    SHR       X                                 108470
Tenet Healthcare
 Corporation          Common      88033G100    20506    1900500    SHR       X                                1900500
Therma-Wave Inc       Common      88343A108      752     221244    SHR       X                                 221244
TOPPS Co Inc.         Common      890786106      538      55000    SHR       X                                  55000
Toys R Us Inc.        Common      892335100      887      50000    SHR       X                                  50000
Transocean Inc.       Common      2821287        716      20000    SHR       X                                  20000
Triad Hospital Inc.   Common      89579K109    30996     900000    SHR       X                                 900000
United Auto
 Group, Inc.          Common      909440109    12430     495400    SHR       X                                 495400
United
 Therapeutics
 Corp                 Common      91307C102     1844      52800    SHR       X                                  52800
Universal Health      Class B
 Services, Inc.       Common      913903100    32625     750000    SHR       X                                 750000
Urban Outfitters Inc. Common      917047102     2064      60000    SHR       X                                  60000
Varian Semiconductor
 Equipment Assoc      Common      922207105      464      15000    SHR       X                                  15000
Vastera Inc.          Common      92239N109       69      38791    SHR       X                                  38791
Viacom                Class B
  Inc.                Common      925524308    15102     450000    SHR       X                                 450000
Vivendi
 Universal            Common      928515204      693      26917    SHR       X                                  26917
VNU N V               Common      92856P108      554      21170    SHR       X                                  21170
Waddell & Reed        Class A
 Financial Inc.       Common      930059100     1265      57500    SHR       X                                  57500
Wet Seal              Class A
 Inc.                 Common      961840105     2396    1443151    SHR       X                                1443151
Worldwide Restaurant
 Concepts Inc.        Common      98160A107      235      74000    SHR       X                                  74000
Zixit Corp            Common      98974P100     1249     272804    SHR       X                                 272804
        Total Long Equities                  1130630